GOODWILL (Details Narrative) - Medmen Enterprises Inc. [Member] - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Goodwill impairment loss	$ 960,692	$ 58,047,946
Discontinued Operations [Member]
Goodwill impairment loss	$ 960,692	24,578,708
Continuing Operations [Member]
Goodwill impairment loss		$ 33,469,238